Long-Term Debt (Details 2) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Total long-term debt	$ 3,172,000
Future Maturities Longterm Debt Excluding Acquisition Notes [Member]
2015	1,057,000
2016	2,552,000
2017	17,000
2018	10,000
Total maturities	3,636,000
Less discount	(1,309,000)
Total long-term debt	2,327,000
Acquisition Notes [Member]
2015	3,800,000
2016	$ 1,834,000
2017
2018
Total maturities	$ 5,634,000
Less discount
Total long-term debt	$ 5,634,000
Total [Member]
2015	4,857,000
2016	4,386,000
2017	17,000
2018	10,000
Total maturities	9,270,000
Less discount	(1,309,000)
Total long-term debt	$ 7,961,000